Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.faegredrinker.com

June 3, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)
File Nos.: 033-20827 and 811-05518
F/m Short Duration High Coupon Tax-Free Municipal ETF, F/m Small Cap Core ETF, F/m Small Cap Growth ETF, and F/m SMID Equity ETF (each a “Fund”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended; the Investment Company Act of 1940, as amended; and the regulations thereunder; the Company on behalf of each Fund, hereby certifies that the form of prospectus and statement of additional information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for such Fund dated May 16, 2025 and filed electronically as post-effective amendment No. 352 to the Company’s registration statement on Form N-1A on May 16, 2025.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (215)-988-8212 or ya.wang@faegredrinker.com.

Respectfully,

/s/ Ya Wang
Ya Wang

Enclosures

cc:	Steven Plump, The RBB Fund, Inc.
James Shaw, The RBB Fund, Inc.
Jillian L. Bosmann, Faegre Drinker Biddle & Reath LLP